CONSOLIDATED BALANCE SHEETS	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets: (including amounts from the consolidated trusts of RMB 378,628,769, and RMB nil (US$ nil) as of December 31, 2022 and 2023, respectively)
Cash and cash equivalents	¥ 7,207,343,478	$ 1,015,133,097	¥ 3,486,376,077
Restricted cash and cash equivalents	59,435,024	8,371,248	86,371,914
Short-term investments	642,893,540	90,549,661	4,170,403,914
Time and Structured deposits	1,554,120,849	218,893,343	1,207,901,521
Accounts receivables (net of allowance of RMB nil and RMB 205,489 (US$ 28,943) as of December 31, 2022 and 2023, respectively)	25,876,818	3,644,674	0
Short-term finance lease receivables (net of allowance of RMB 21,496 and RMB nil (US$ nil) as of December 31, 2022 and 2023, respectively; including unearned revenue of RMB 11,866 and RMB nil (US$ nil) as of December 31, 2022 and 2023, respectively)			1,381,091
Other current assets (net of allowance of RMB 256,349,242 and RMB 116,860,992 (US$ 16,459,527) as of December 31, 2022 and 2023, respectively)	670,276,511	94,406,473	2,106,091,784
Total current assets	10,159,946,220	1,430,998,496	11,058,526,301
Non-current assets: (including amounts from the consolidated trusts of RMB nil and RMB nil (US$nil) as of December 31, 2022 and 2023, respectively)
Right-of-use assets	164,584,899	23,181,298	103,142,446
Investment in equity method investee	137,000,000	19,268,503	133,058,138
Long-term investments (including amounts measured at fair value of RMB 30,045,542 and RMB 14,445,946 (US$ 2,034,669) as of December 31, 2022 and 2023, respectively)	210,591,186	29,661,148	217,045,546
Property and equipment, net (net of allowance of RMB 3,612,025 and RMB 894,274 (US$ 125,956) as of December 31, 2022 and 2023, respectively)	1,308,337,725	184,275,514	773,886,342
Intangible assets	3,093,050	435,647	9,700,742
Other non-current assets (net of allowance of RMB 1,453,719 and RMB 1,548,480 (US$ 218,057) as of December 31, 2022 and 2023, respectively)	498,838,377	70,259,916	451,075,872
Total non-current assets	2,322,249,678	327,082,026	1,687,909,086
TOTAL ASSETS	12,482,195,898	1,758,080,522	12,746,435,387
Current liabilities:
Short-term borrowings and interest payables (including short-term borrowings and interest payables of the consolidated VIEs without recourse to the Company of RMB 29,062,344 and RMB nil (US$ nil) as of December 31, 2022 and 2023, respectively)			29,062,344
Short-term lease liabilities (including short-term lease liabilities of the consolidated VIEs without recourse to the Company of RMB 6,226,324 and RMB 271,587 (US$ 38,252) as of December 31, 2022 and 2023, respectively)	29,937,993	4,216,678	6,311,201
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of RMB 283,572,997 and RMB 48,612,158 (US$ 6,846,879) as of December 31, 2022 and 2023, respectively)	299,835,945	42,231,010	295,674,975
Income tax payable (including income tax payable of the consolidated VIEs without recourse to the Company of RMB 87,603,805 and RMB 1,644,689 (US$ 231,650) as of December 31, 2022 and 2023, respectively)	111,841,639	15,752,565	90,753,024
Derivative instruments-liability (including derivative instruments-liability of the consolidated VIEs without recourse to the Company of RMB 163,128,402and RMB 79,697,733 (US$ 11,225,191) as of December 31, 2022 and 2023, respectively)	312,870,238	44,066,851	163,128,402
Total current liabilities	754,485,815	106,267,104	584,929,946
Non-current liabilities:
Long-term borrowings and interest payables (including long-term borrowings and interest payables of the consolidated VIEs without recourse to the Company of RMB 116,249,377 and RMB nil (US$ nil) as of December 31, 2022 and 2023, respectively)			116,249,377
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Company of RMB 2,107,470 and RMB nil (US$ nil) as of December 31, 2022 and 2023, respectively)			2,117,892
Long-term lease liabilities (including long-term lease liabilities of the consolidated VIEs without recourse to the Company of RMB 425,964 and RMB 39,083 (US$ 5,505) as of December 31, 2022 and 2023, respectively)	39,759,111	5,599,954	425,964
Total non-current liabilities	39,759,111	5,599,954	118,793,233
Total liabilities	794,244,926	111,867,058	703,723,179
Commitments and contingencies
Equity:
Treasury shares	(899,627,520)	(126,709,886)	(486,954,953)
Additional paid-in capital	4,033,145,746	568,056,697	4,036,197,237
Accumulated other comprehensive loss	(24,130,903)	(3,398,767)	(45,960,186)
Retained earnings	8,578,387,761	1,208,240,647	8,539,254,222
Total Qudian Inc. shareholders' equity	11,687,950,972	1,646,213,464	12,042,712,208
Total equity	11,687,950,972	1,646,213,464	12,042,712,208
TOTAL LIABILITIES AND EQUITY	12,482,195,898	1,758,080,522	12,746,435,387
Class A Ordinary shares
Equity:
Ordinary shares	132,052	18,599	132,052
Class B Ordinary shares
Equity:
Ordinary shares	¥ 43,836	$ 6,174	¥ 43,836